Inventories - Sale and cost of equipment and handsets by business segment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segments
Total equipment and handsets sale	$ 8,215	$ 7,886	$ 6,016
Total cost of equipment and handsets	(6,684)	(6,188)	(4,595)
Total income for sale of equipment and handsets	1,531	1,698	1,421
Fixed services
Operating segments
Total equipment and handsets sale	663	91	61
Total cost of equipment and handsets	(524)	(136)	(82)
Total income for sale of equipment and handsets	139	(45)	(21)
Personal Mobile Services
Operating segments
Total equipment and handsets sale	7,446	7,535	5,796
Total cost of equipment and handsets	(6,035)	(5,749)	(4,328)
Total income for sale of equipment and handsets	1,411	1,786	1,468
Nucleo Mobile Services
Operating segments
Total equipment and handsets sale	106	260	159
Total cost of equipment and handsets	(125)	(303)	(185)
Total income for sale of equipment and handsets	$ (19)	$ (43)	$ (26)